Document and Entity Information	Sep. 10, 2019
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Sep. 10, 2019
Entity Registrant Name	STORE Capital Corporation
Entity Incorporation, State or Country Code	MD
Entity File Number	001-36739
Entity Tax Identification Number	45-2280254
Entity Address, Address Line One	8377 East Hartford Drive, Suite 100
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85255
City Area Code	480
Local Phone Number	256-1100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	STOR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Ex Transition Period	false
Entity Central Index Key	0001538990
Amendment Flag	false